UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2657

Waddell & Reed Advisors Municipal Bond Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas           66202
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(Address of principal executive offices)            (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF ADVISORS MUNICIPAL BOND FUND
December 31, 2004

MUNICIPAL BONDS	Principal Amount in Thousands	Value

ARIZONA - 3.46%
Certificates of Participation, Series 2003A, Evidencing Proportionate Interests of the Owners Thereof in Lease Payments to be Made By the Arizona School Facilities Board, as Lessee for Certain Real and Personal Property, Pursuant to a Lease-to Own Agreement,

5.0%, 9-1-08	$ 5,000	$5,444,900
Arizona Educational Loan Marketing Corporation (A Nonprofit Corporation Organized Pursuant to the Laws of the State of Arizona), 2001 Educational Loan Revenue Bonds, 2001 Senior Series 2001A-2 Bonds,
4.95%, 3-1-09	5,000	5,293,800
Arizona Health Facilities Authority, Hospital Revenue Bonds (John C. Lincoln Health Network), Series 2000,
6.875%, 12-1-20	2,500	2,812,675
The Industrial Development Authority of the City of Phoenix, Arizona, Single Family Mortgage Revenue Bonds, Series 2002-1A,
6.2%, 3-1-34	2,530	2,734,323
City of Phoenix Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B (AMT),
5.75%, 7-1-14	2,000	2,227,300
Arizona Tourism and Sports Authority, Tax Revenue Bonds (Multipurpose Stadium Facility Project), Series 2003A,
5.375%, 7-1-19	1,120	1,248,688
Certificates of Participation, Series 2002A, Evidencing Proportionate Interests of the Owners Thereof in Lease Payments to be Made By the State of Arizona (Acting by and Through the Director of the Department of Administration), as Lessee for Certain Real and Personal Property,

5.5%, 5-1-13	1,000	1,139,230
Certificates of Participation (Arizona State University Projects), Series 2002, Evidencing the Proportionate Interests of the Owners Thereof in Lease Payments to be Made Pursuant to a Lease- Purchase Agreement by the Arizona Board of Regents, as Lessee for the Benefit of Arizona State University,

5.375%, 7-1-13	1,000	1,130,310
		22,031,226

ARKANSAS - 0.78%
Arkansas Development Finance Authority: Correction Facilities Revenue Refunding Bonds, 2003 Series A,
5.0%, 11-15-08	1,710	1,868,346
Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series D (AMT),
5.3%, 7-1-24	960	980,208
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2002,
5.0%, 12-1-07	2,000	2,147,980
		4,996,534

CALIFORNIA - 15.26%
State of California, Various Purpose General Obligation Bonds:
5.0%, 2-1-22	7,250	7,610,977
5.25%, 2-1-15	5,000	5,553,100
5.25%, 2-1-19	5,000	5,426,950
5.5%, 4-1-28	3,000	3,239,100
5.25%, 2-1-14	2,000	2,230,560
5.25%, 2-1-19	2,000	2,170,780
5.25%, 11-1-21	1,000	1,078,210
State of California, Department of Water Resources: Power Supply Revenue Bonds, Series 2002A:
5.25%, 5-1-07	3,000	3,198,900
5.5%, 5-1-08	2,250	2,475,158
Central Valley Project, Water System Revenue Bonds, Series X,
5.5%, 12-1-16	1,000	1,163,640
California Statewide Communities Development Authority, Hospital Revenue Certificates of Participation, Cedars-Sinai Medical Center, Series 1992,
6.5%, 8-1-12	4,820	5,494,607
The Regents of the University of California, General Revenue Bonds, 2003 Series A,
5.125%, 5-15-19	5,000	5,448,100
The Metropolitan Water District of Southern California, Water Revenue Bonds, 2003 Authorization, Series B-2,
5.0%, 10-1-27	5,000	5,204,300
The Regents of the University of California, Hospital Revenue Bonds (UCLA Medical Center), Series 2004 B,
5.5%, 5-15-20	4,055	4,535,923
Southern California Public Power Authority, Multiple Project Revenue Bonds, 1989 Series,
6.75%, 7-1-12	3,455	4,176,439
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A,
5.5%, 8-1-29	3,800	4,151,500
Foothill/Eastern Transportation Corridor Agency, Toll Road Refunding Revenue Bonds, Series 1999, Capital Appreciation Bonds,
0.0%, 1-15-17	7,500	4,130,325
Moreno Valley Unified School District, General Obligation Bonds, 2004 Election, Series A (Riverside County, California)
5.25%, 8-1-22	3,500	3,836,245
State of California, General Obligation Bonds,
6.0%, 2-1-15	3,000	3,531,480
Long Beach Bond Finance Authority, Tax Allocation Revenue Bonds (Downtown, North Long Beach, Poly High and West Beach Redevelopment Project Areas), 2002 Series A,
5.375%, 8-1-15	2,505	2,793,827
Alameda City Unified School District, Alameda County, California, Election of 2004 General Obligation Bonds, Series A,
0.0%, 8-1-22	6,225	2,649,796
San Mateo Union High School District (San Mateo County, California), Election of 2000 General Obligation Bonds, Series B Capital Appreciation Bonds:
0.0%, 9-1-15	2,500	1,588,775
0.0%, 9-1-11	1,000	792,240
County of Sacramento, Airport System Revenue Bonds, Series 2002A (Non-AMT),
5.25%, 7-1-16	2,080	2,313,626
Fremont Unified School District, Alameda County, California, Election of 2002 General Obligation Bonds, Series A,
5.375%, 8-1-18	2,035	2,276,534
Foothill - De Anza Community College District, Santa Clara County, California, Election of 1999 General Obligation Bonds, Series B,
5.25%, 8-1-19	2,000	2,193,540
Department of Water and Power of the City of Los Angeles, Power System Revenue Bonds, 2003 Series B,
5.125%, 7-1-19	2,000	2,181,640
Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
5.375%, 6-1-28	2,000	2,073,340
State of California, Economic Recovery Bonds, Series 2004B,
5.0%, 7-1-23	1,800	1,946,322
City of Oceanside, 2003 Certificates of Participation (1993 Series A Refunding), City of Oceanside, Pursuant To a Lease with the Oceanside Public Financing Authority,
5.0%, 4-1-10	1,140	1,265,480
Delta Counties Home Mortgage Finance Authority (California), Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series A,
5.2%, 12-1-14	225	237,080
California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series B, Class 5,
6.35%, 12-1-29	180	182,045
		97,150,539

COLORADO - 1.35%
Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Series 2002,
5.25%, 6-15-10	2,000	2,222,340
Weld County School District 6, Weld County, Colorado, General Obligation Refunding Bonds, Series 2002-96R,
5.0%, 12-1-09	1,700	1,872,737
School District No. 12, Adams County, Colorado (Adams 12 Five Star Schools), General Obligation Bonds, Series 2002A,
5.25%, 12-15-08	1,390	1,533,267
City of Lafayette, Colorado, Acting by and through its Water Fund Enterprise, Water Revenue Bonds, Series 2003A,
5.25%, 12-1-20	1,010	1,111,717
Highlands Ranch Metropolitan District No. 3, Douglas County, Colorado, General Obligation Bonds, Series 1999,
5.3%, 12-1-19	1,000	1,029,060
Colorado Housing and Finance Authority, Single Family Program Senior and Subordinate Bonds, 2001 Series A-2 Senior Bonds,
6.5%, 8-1-31	765	826,843
		8,595,964

CONNECTICUT - 0.80%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	5,000	5,068,500

DISTRICT OF COLUMBIA - 0.35%
Metropolitan Washington Airports Authority, Airport System Revenue Bonds, Series 2002A (AMT),
5.5%, 10-1-10	2,000	2,218,300

FLORIDA - 5.28%
City of Jacksonville, Florida:
St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two, Series Eighteen,
5.0%, 10-1-08	5,000	5,445,200
Water and Sewer System, 2002 Series B,
5.25%, 10-1-08	1,500	1,646,865
City of Coral Gables (Florida), Health Facilities Authority, Hospital Revenue Bonds (Baptist Health South Florida Obligated Group), Series 2004,
5.25%, 8-15-24	5,000	5,403,200
Hillsborough County Aviation Authority, Florida, Tampa International Airport, Revenue Bonds:
2003 Series A,
5.0%, 10-1-07	2,000	2,121,120
2003 Series B,
5.0%, 10-1-20	2,000	2,089,100
The City of Miami, Florida:
Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2002A,
5.5%, 9-1-13	2,460	2,796,626
Limited Ad Valorem Tax Bonds, Series 2002 (Homeland Defense/Neighborhood Capital Improvement Projects),
0.0%, 1-1-10	1,600	1,357,616
Polk County, Florida, Capital Improvement and Refunding Revenue Bonds, Series 2002,
5.25%, 12-1-09	3,200	3,572,480
Broward County, Florida, Passenger Facility Charge/Airport System Revenue Convertible Lien Bonds, Airport System Revenue Bonds, Series 2001J-1 (AMT),
5.75%, 10-1-18	2,870	3,187,709
Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2002, Miami International Airport (Hub of the Americas),
5.75%, 10-1-16	2,000	2,233,660
Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds, Series 2002B (AMT),
5.5%, 10-1-17	2,000	2,188,100
The School Board of Palm Beach County, Florida, Certificates of Participation, Series 2002A,
5.375%, 8-1-13	1,000	1,137,000
Housing Finance Authority of Lee County, Florida, Single Family Mortgage Revenue Bonds, Series 1999A, Subseries 2,
5.0%, 9-1-30	415	423,146
		33,601,822

GEORGIA - 2.51%
Municipal Electric Authority of Georgia, Project One Special Obligation Bonds, Fifth Crossover Series:
6.4%, 1-1-13	7,000	8,232,350
6.4%, 1-1-13	860	1,026,780
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4-1-20	4,000	4,428,880
State of Georgia, General Obligation Bonds, Series 1998B,
5.5%, 7-1-12	2,000	2,292,700
		15,980,710

GUAM - 0.56%
Guam International Airport Authority, General Revenue Bonds, 2003 Series C (AMT),
5.375%, 10-01-20	3,305	3,578,852

HAWAII - 0.97%
State of Hawaii, Airport System Revenue Bonds, Refunding Series 2001 (AMT):
9.6%, 7-1-09 (A)	2,500	3,086,500
9.6%, 7-1-09 (A)	2,500	3,074,250
		6,160,750

ILLINOIS - 2.50%
City of Chicago, Collateralized Single Family Mortgage Revenue Bonds:
Series 2002C,
5.6%, 10-1-34	2,715	2,882,597
Series 2002D,
5.75%, 4-1-35	2,495	2,667,904
Series 2002B,
6.0%, 10-1-33	1,800	1,950,138
State of Illinois (Illinois Department of Employment Security), Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2004,
5.0%, 12-15-07	3,000	3,204,150
Board of Education of the City of Chicago, General Obligation Lease Certificates, Unlimited Tax General Obligation Bonds (Dedicated Revenues), Series 2002A,
5.0%, 12-1-10	1,400	1,544,886
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C (Tax-Exempt),
5.5%, 1-1-21	1,300	1,402,934
School District Number 116, Champaign County, Illinois (Urbana), General Obligation School Building Bonds, Series 1999C,
0.0%, 1-1-12	1,695	1,299,133
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.35%, 12-15-24	1,000	980,190
		15,931,932

INDIANA - 2.94%
Indiana State Office Building Commission, Capitol Complex Revenue Bonds:
Series 1990B (State Office Building I Facility),
7.4%, 7-1-15	8,000	10,480,400
Series 1990A (Senate Avenue Parking Facility),
7.4%, 7-1-15	4,775	6,170,016
Knox County Hospital Association (Knox County, Indiana), Lease Revenue Refunding Bonds, Series 2002,
5.25%, 7-1-08	1,875	2,040,356
		18,690,772

IOWA - 0.35%
Iowa Finance Authority, Iowa State Revolving Fund, Revenue Bonds, Series 2001,
5.5%, 8-1-16	2,000	2,251,260

KANSAS - 3.61%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program):
2002 Series A-3:
6.125%, 12-1-33	4,405	4,812,242
5.65%, 6-1-35	3,475	3,737,050
2002 Series B-2,
5.85%, 12-1-34	3,235	3,484,839
2001 Series B-2 (AMT),
6.45%, 12-1-33	2,690	2,879,484
2002 Series B- 4,
5.9%, 12-1-34	1,955	2,109,152
2002 Series A-5,
5.55%, 12-1-33	1,500	1,592,625
2004 Series A- 4,
4.0%, 6-1-36	1,000	1,069,070
2001 Series A-1 (AMT),
6.3%, 12-1-32	895	960,586
Unified School District No. 443, Ford County, Kansas (Dodge City), General Obligation Refunding Bonds, Series 2002:
5.0%, 3-1-10	1,110	1,220,278
5.0%, 3-1-09	1,000	1,092,680
		22,958,006

KENTUCKY - 0.35%
Kenton County (Kentucky) Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Refunding Bonds, Series 2002A,
5.625%, 3-1-14	2,000	2,204,320

LOUISIANA - 0.46%
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized - Cypress Apartments Project),
5.5%, 4-20-38	2,750	2,922,892

MARYLAND - 0.67%
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2001, Series A,
5.0%, 2-1-10	2,000	2,196,740
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	1,905	2,073,402
		4,270,142

MASSACHUSETTS - 2.51%
Massachusetts Bay Transportation Authority, Senior Sales Tax Bonds, 2003 Series A:
5.25%, 7-1-08	2,000	2,184,760
5.25%, 7-1-20	2,800	3,081,064
The Commonwealth of Massachusetts, General Obligation Bonds:
Consolidated Loan of 2003, Series D,
5.25%, 10-1-21	2,500	2,814,775
Consolidated Loan of 2002, Series C,
5.5%, 11-1-10	2,000	2,261,780
Massachusetts Municipal Wholesale Electric Company, A Public Corporation of the Commonwealth of Massachusetts, Power Supply Project Revenue Bonds, Stony Brook Intermediate Project, Series A, Floating Rate Security,

18.322%, 7-1-07 (A)	3,000	3,937,320
Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 57 (AMT),
5.6%, 6-1-30	1,650	1,680,789
		15,960,488

MICHIGAN - 0.97%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax):
Series 2004-A(1),
5.25%, 4-1-23	3,000	3,270,150
Series 2002,
5.5%, 4-1-13	1,000	1,122,480
Board of Regents of Eastern Michigan University, General Revenue Refunding Bonds, Series 2002A,
5.8%, 6-1-13	1,530	1,787,927
		6,180,557

MINNESOTA - 2.44%
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Revenue Bonds, Series 2001B (AMT):
5.75%, 1-1-15	5,000	5,526,300
5.75%, 1-1-13	2,345	2,603,771
City of Rochester, Minnesota, Health Care Facilities Revenue Bonds (Mayo Foundation/Mayo Medical Center), Series 1992D,
6.15%, 11-15-09	4,500	5,162,850
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.0%, 12-1-10	2,000	2,213,820
		15,506,741

MISSISSIPPI - 0.68%
Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Subordinate Series 1996-C:
6.75%, 9-1-14	2,750	2,833,737
6.7%, 9-1-12	1,470	1,502,237
		4,335,974

MISSOURI - 4.60%
The City of St. Louis, Missouri:
Airport Revenue Refunding Bonds, Series 2003A (Lambert-St. Louis International Airport):
5.0%, 7-1-08	1,505	1,619,515
5.25%, 7-1-18	1,000	1,104,370
Airport Revenue Bonds, Series 2001A (Airport Development Program),
5.0%, 7-1-11	1,500	1,645,095
The Industrial Development Authority of the Kansas City, Missouri, Revenue Bonds (Plaza Library Project), Series 2004:
5.9%, 3-1-24	2,300	2,333,902
5.375%, 3-1-10	1,800	1,909,872
Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds, Barnes-Jewish, Inc./Christian Health Services, Series 1993A,
6.0%, 5-15-11	3,000	3,442,680
Northwest Missouri State University, Housing System Revenue Bonds, Series 2003,
5.5%, 6-1-19	2,650	2,987,716
Jackson County, Missouri, Tax Exempt Special Obligation Refunding & Improvement Bonds (Truman Medical Center Project),
Series 2001A,
5.5%, 12-1-12	2,000	2,302,420
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	2,265	2,294,672
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control Revenue Refunding Bonds (State Revolving Fund Program - Master Trust), Series 2001B,
5.5%, 7-1-10	1,500	1,694,955
The Board of Education of the City of St. Louis, General Obligation Refunding Bonds (Missouri Direct Deposit Program), Capital Appreciation Bonds, Series 2002B,
0.0%, 4-1-10	2,000	1,682,240
Missouri Higher Education Loan Authority (A Public Instrumentality and Body Corporate and Politic of the State of Missouri), Student Loan Revenue Bonds, Subordinate Series 1994A,
5.45%, 2-15-09	1,500	1,521,585
City of Chesterfield, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002 (Chesterfield Valley Projects),
4.5%, 4-15-16	1,420	1,436,216
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Eastland Center Project Phase II), Series 2000B,
6.0%, 4-1-21	1,250	1,346,500
Bi-State Development Agency of the Missouri- Illinois Metropolitan District (Metrolink Cross County Extension Project), Mass Transit Sales Tax Appropriation Bonds, Series 2002B,
5.25%, 10-1-09	1,000	1,108,450
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program):
1998 Series D-2 (AMT),
6.3%, 3-1-29	480	517,210
1998 Series B-2 (AMT),
6.4%, 3-1-29	230	242,296
1997 Series A-2 (AMT),
7.3%, 3-1-28	120	125,479
		29,315,173

NEBRASKA - 0.78%
Nebraska Higher Education Loan Program, Inc., 1993-2 Series A-6 Junior Subordinate Bonds,
10.665%, 6-1-13 (A)	4,315	4,957,762

NEVADA - 0.34%
Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999,
6.0%, 7-1-14	1,385	1,577,293
Nevada Housing Division, Single Family
Mortgage Bonds:
1998 Series A-1 Mezzanine Bonds,
5.35%, 4-1-16	455	467,708
1996 Series C Subordinate Bonds,
6.35%, 4-1-09	140	145,277
		2,190,278

NEW HAMPSHIRE - 0.56%
New Hampshire Health and Education Facilities Authority:
Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A,
6.125%, 7-1-32	2,000	2,063,100
Revenue Bonds, Southern New Hampshire University Issue, Series 2003,
5.375%, 1-1-34	1,500	1,526,085
		3,589,185

NEW JERSEY - 5.43%
New Jersey Economic Development Authority: Market Transition Facility Senior Lien Revenue Refunding Bonds, Series 2001A, Inverse Floating Rate Note,
18.739%, 7-1-07 (A)	4,000	5,300,800
School Facilities Construction Bonds, 2004 Series I,
5.25%, 9-1-24	2,250	2,402,640
New Jersey Transporation Trust Fund Authority, Transporation System Bonds, 2004 Series B,
5.25%, 12-15-11	5,000	5,594,000
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002,
5.50%, 6-1-11	4,850	5,026,977
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2000 A,
6.0%, 1-1-13	4,165	4,894,708
County of Hudson, New Jersey, Refunding Certificates of Participation, Series 2002,
6.0%, 12-1-10	2,110	2,426,774
New Jersey Transit Corporation payable solely from certain Federal Transit Administration Grants, Certificates of Participation, Series 2002A,
5.5%, 9-15-13	2,000	2,278,200
The City of Newark in the County of Essex, New Jersey, General Obligation School Purpose Refunding Bonds, Series 2002,
5.375%, 12-15-13	2,000	2,266,980
New Jersey Building Authority, State Building Revenue and Refunding Bonds, 2002 Series B,
5.25%, 12-15-08	1,900	2,093,572
Casino Reinvestment Development Authority, Hotel Room Fee Revenue Bonds, Series 2004,
5.25%, 1-1-23	1,100	1,207,921
The Board of Education of the Township of Monroe, in the County of Middlesex, New Jersey, School District Refunding Bonds, Series 2002,
5.0%, 9-15-10	1,000	1,106,140
		34,598,712

NEW MEXICO - 1.97%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 2004 Series B (AMT),
3.5%, 7-1-35	5,000	5,261,600
City of Albuquerque, New Mexico, Airport Refunding Revenue Bonds, Series 2001 (AMT),
5.375%, 7-1-15	3,365	3,631,104
New Mexico Educational Assistance Foundation,
Student Loan Program Bonds:
Second Subordinate 1996 Series A-3,
6.75%, 11-1-08	2,175	2,282,793
Second Subordinate 1995 Series A-3,
6.6%, 11-1-10	225	232,277
San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 2001B,
5.75%, 9-15-21	1,000	1,141,120
		12,548,894

NEW YORK - 12.53%
The City of New York, General Obligation Bonds:
Fiscal 2004 Series D,
5.25%, 10-15-21	8,295	8,871,834
Fiscal 2003 Series A:
5.5%, 8-1-10	3,000	3,336,570
5.75%, 8-1-14	2,000	2,258,680
Fiscal 2005 Series B,
5.25%, 8-1-12	5,000	5,514,550
Fiscal 2003 Series J,
5.5%, 6-1-19	5,000	5,500,750
Fiscal 2002 Series C,
5.5%, 3-15-15	2,000	2,202,900
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds, Fiscal 2003:
Series A:
5.5%, 11-1-26	5,000	5,621,300
5.25%, 11-1-10	1,000	1,115,940
Series D,
5.25%, 2-1-19	3,000	3,306,450
Series B Tax-Exempt Bonds,
5.25%, 2-1-09	2,000	2,199,440
Tobacco Settlement Financing Corporation (State Of New York), Asset-Backed Revenue Bonds (State Contingency Contract Secured):
Series 2003A-1,
5.0%, 6-1-07	5,000	5,260,000
Series 2003B-1C,
5.5%, 6-1-21	2,000	2,189,860
Dormitory Authority of the State of New York:
Third General Resolution Revenue Bonds (State University Educational Facilities Issue), State University Educational Facilities, Revenue Bonds, Series 1990B:
7.5%, 5-15-11	1,350	1,566,823
7.5%, 5-15-11	650	781,307
Series 2002B,
5.25%, 11-15-23	2,100	2,312,247
City University System, Consolidated Fourth General Resolution Revenue Bonds, 2001 Series A,
5.5%, 7-1-17	2,000	2,190,280
The Port Authority of New York and New Jersey, Consolidated Bonds:
One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	3,000	3,329,970
One Hundred Twenty-Sixth Series,
5.5%, 11-15-13	2,000	2,219,360
New York State Urban Development Corporation: Correctional and Youth Facilities, Service Contract Revenue Bonds, Series 2003A,
5.25%, 1-1-21	2,500	2,719,800
State Personal Income Tax Revenue Bonds (Economic Development and Housing), Series 2002D,
5.0%, 12-15-07	2,000	2,144,000
Triborough Bridge and Tunnel Authority, General Revenue Refunding Bonds, Series 2002B:
5.25%, 11-15-08	2,000	2,200,400
5.0%, 11-15-09	2,000	2,198,600
Metropolitan Transportation Authority, State Service Contract Refunding Bonds, Series 2002A,
5.75%, 7-1-16	3,000	3,509,970
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003 Series A,
5.375%, 6-15-14	2,000	2,243,860
New York State Thruway Authority: Highway and Bridge Trust Fund Refunding Bonds, Series 2002C,
5.25%, 4-1-10	1,000	1,112,900
State Personal Income Tax Revenue Bonds (Transportation), Series 2002A,
5.5%, 3-15-13	1,000	1,122,800
County of Erie, New York, General Obligation Serial Bonds and Revenue Anticipation Notes, Public Improvement Serial Bonds - Series 2002A,
5.0%, 9-1-08	1,500	1,629,630
New York City, Health and Hospitals Corporation, Health System Bonds, 2002 Series,
5.5%, 2-15-13	1,000	1,125,570
		79,785,791

NORTH CAROLINA - 1.26%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds:
Refunding Series 2003 D,
5.5%, 1-1-14	3,000	3,298,920
Refunding Series 2003 C,
5.0%, 1-1-07	655	681,134
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A,
5.25%, 1-1-19	2,500	2,742,325
County of Cumberland, North Carolina, Hospital Facility Revenue Bonds (Cumberland County Hospital System, Inc.), Series 1999,
5.25%, 10-1-11	1,200	1,312,644
		8,035,023

NORTH DAKOTA - 0.00%
State of North Dakota, North Dakota Housing Finance Agency, Housing Finance Program Bonds, Home Mortgage Finance Program, 1998 Series A,
5.25%, 7-1-18	15	15,268

OHIO - 0.66%
County of Summit, Ohio, Various Purpose Bonds, Series 2002 (Limited Tax General Obligation),
5.75%, 12-1-14	1,710	2,007,369
County of Cuyahoga, Ohio, Revenue Bonds, Series 2003A (Cleveland Clinic Health System Obligated Group),
6.0%, 1-1-21	1,000	1,125,890
County of Lorain, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 2001A (Catholic Healthcare Partners),
5.625%, 10-1-17	1,000	1,088,530
		4,221,789

OKLAHOMA - 0.59%
Oklahoma City Airport Trust, Junior Lien Tax-Exempt Bonds, Twenty-Seventh Series B (AMT),
5.75%, 7-1-16	1,490	1,622,714
City of Oklahoma City, Oklahoma, General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,060	1,166,382
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 1995 Series B, Subseries B-2 (AMT),
7.625%, 9-1-26	925	966,514
		3,755,610

OREGON - 0.86%
State of Oregon, Department of Administrative Services, Refunding Certificates of Participation, 2002 Series B,
5.25%, 5-1-12	3,000	3,381,780
State of Oregon, Department of Transportation, Regional Light Rail Extension Construction Fund, Revenue Refunding Bonds, Series 2002 (Westside Light Rail Project),
5.0%, 6-1-09	1,000	1,096,650
State of Oregon, Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program), 1996 Series D,
6.375%, 7-1-27	990	1,022,531
		5,500,961

PENNSYLVANIA - 3.38%
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Health Services Revenue Bonds (Allegheny Delaware Valley Obligated Group Project), Series A,
5.7%, 11-15-11	2,500	2,766,900
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	2,400	2,519,040
Susquehanna Area Regional Airport Authority, Airport System Revenue Bonds, Series 2003A,
5.5%, 1-1-19	2,120	2,311,394
County of Allegheny, Pennsylvania, General Obligation Refunding Bonds, Series C-55,
5.25%, 11-1-11	2,000	2,248,100
The Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,
5.5%, 7-1-14	2,000	2,275,520
Allegheny County Industrial Development Authority (Pennsylvania), Environmental Improvement Revenue Bonds (USX Corporation Project), Refunding Series A 1994,
6.7%, 12-1-20	1,855	1,898,630
Falls Township Hospital Authority, Refunding Revenue Bonds, The Delaware Valley Medical Center Project (FHA Insured Mortgage), Series 1992,
7.0%, 8-1-22	1,765	1,772,007
Health Care Facilities Authority of Sayre (Pennsylvania), Fixed Rate Hospital Revenue Bonds (Latrobe Area Hospital), Series A of 2002,
5.25%, 7-1-10	1,385	1,534,968
County of Butler (Commonwealth of Pennsylvania), General Obligation Bonds, Series of 2002,
6.0%, 7-15-10	1,330	1,528,915
Redevelopment Authority of the City of Philadelphia, Revenue Bonds (Beech, LLC Student Housing Complex at Temple University), Series 2003A,
5.5%, 7-1-35	1,500	1,522,140
The Harrisburg Authority (Dauphin County, Pennsylvania), School Revenue Bonds, Series A of 2002 (The School District of the City of Harrisburg Refunding Project),
5.0%, 4-1-10	1,010	1,107,728
		21,485,342

PUERTO RICO - 3.31%
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds):
Series 2003 C:
6.0%, 7-1-13	3,450	3,796,414
5.0%, 7-1-18	3,000	3,212,760
Series 2004 A,
5.25%, 7-1-21	5,740	6,158,159
Series 2002,
5.25%, 7-1-10	2,000	2,228,320
Puerto Rico Highways and Transportation Authority, Transportation Revenue Bonds, Series G,
5.25%, 7-1-14	5,000	5,653,450
		21,049,103

RHODE ISLAND - 0.34%
City of Pawtucket, Rhode Island, General Obligation Refunding Bonds, 2002 Series A,
5.0%, 4-15-08	2,000	2,156,340

SOUTH CAROLINA - 0.26%
Anderson County Joint Municipal Water System, South Carolina, Waterworks System Revenue Bonds, Series 2002,
5.5%, 7-15-13	1,445	1,649,150

SOUTH DAKOTA - 0.39%
South Dakota Health and Educational Facilities Authority (Huron Regional Medical Center Issue), Revenue Bonds,
Series 1994,
7.3%, 4-01-16	2,000	2,457,680

TENNESSEE - 0.96%
Volunteer State Student Funding Corporation, Educational Loan Revenue Bonds, Junior Subordinate Series 1993C Bonds,
5.85%, 12-1-08	2,700	2,713,095
The Memphis and Shelby County Sports Authority, Inc., Revenue Bonds, 2002 Series A (Memphis Arena Project),
5.5%, 11-1-13	2,000	2,284,780
Dickson County, Tennessee, General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,000	1,097,840
		6,095,715

TEXAS - 5.15%
Cities of Dallas and Fort Worth, Texas, Dallas/Fort Worth International Airport: Joint Revenue Bonds, Series 2003A,
5.5%, 11-1-19	5,000	5,482,500
Joint Revenue Improvement and Refunding Bonds, Series 2001A,
5.875%, 11-1-17	1,280	1,425,203
Lancaster Independent School District (Dallas County, Texas), Unlimited Tax School Building Bonds, Series 2004,
5.75%, 2-15-30	6,000	6,712,200
Lufkin Health Facilities Development Corporation, Health System Revenue and Refunding Bonds (Memorial Health System of East Texas), Series 1995,
6.875%, 2-15-26	2,810	2,943,644
Harris County, Texas, Tax and Subordinate Lien, Revenue Refunding Bonds, Series 2004B,
5.0%, 8-15-32	2,500	2,769,700
Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, 1997 Series D (AMT) TEAMS Structure:
5.65%, 3-1-29	1,455	1,502,768
5.7%, 9-1-29	1,135	1,172,262
Goose Creek Consolidated Independent School District, Unlimited Tax Refunding and Schoolhouse Bonds, Series 2002,
5.75%, 2-15-17	2,050	2,332,531
City of Houston, Texas, Water and Sewer System, Junior Lien Revenue Forward Refunding Bonds, Series 2002B,
5.75%, 12-1-16	2,000	2,324,860
City of Houston, Texas, Combined Utility System, First Lien Fixed Rate Revenue Refunding Bonds, Series 2004A,
5.25%, 5-15-10	2,000	2,220,220
City of Houston, Texas, Airport System Subordinate Lien Revenue Bonds, Series 2002B (Non-AMT),
5.25%, 7-1-10	2,000	2,215,500
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds, Series 2001G,
5.75%, 11-15-15	1,500	1,686,690
		32,788,078

VIRGINIA - 2.16%
Commonwealth Transportation Board, Commonwealth of Virginia, Federal Highway Reimbursement Anticipation Notes, Series 2002,
5.0%, 10-1-09	5,000	5,510,450
Industrial Development Authority of the City of Roanoke, Virginia, Hospital Revenue Bonds (Carilion Health System Obligated Group),
Series 2002A:
5.75%, 7-1-14	2,225	2,563,378
5.5%, 7-1-17	2,000	2,253,080
Virginia Port Authority, Commonwealth Port Fund Revenue Bonds (2002 Resolution), Series 2002,
5.5%, 7-1-15	2,000	2,227,960
City of Richmond, Virginia, General Obligation Public Improvement Refunding Bonds, Series 2000A,
5.5%, 1-15-12	1,065	1,205,846
		13,760,714

WASHINGTON - 4.81%
Energy Northwest, Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A:
5.25%, 7-1-10	5,800	6,428,024
5.75%, 7-1-16	4,500	5,104,890
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds, Series 1989B,
7.125%, 7-1-16	8,200	10,550,612
State of Washington, Various Purpose General Obligation Bonds, Series 1990A,
12.152%, 2-1-12 (A)	2,495	3,559,317
Spokane Public Facilities District, Regional Projects, Spokane Public Facilities District, Hotel/Motel Tax and Sales/Use Tax Bonds, Series 2003,
5.75%, 12-1-19	1,665	1,935,612
Housing Authority of the City of Seattle, Low-Income Housing Assistance Revenue Bonds, 1995 (GNMA Collateralized Mortgage Loan - Kin On Project),
7.4%, 11-20-36	1,750	1,917,055
Port of Seattle, Revenue Bonds, Series 2001B (AMT),
5.625%, 4-1-16	1,000	1,093,240
		30,588,750

WEST VIRGINIA - 0.44%
State of West Virginia, Infrastructure General Obligation Bonds, 1999 Series A (Non-AMT),
0.0%, 11-1-13	4,000	2,808,240

WYOMING - 0.42%
Wyoming Student Loan Corporation (A Nonprofit Corporation Organized Under the Laws of the State of Wyoming), Student Loan Revenue Refunding Bonds, Series 1999A (Non-AMT),
6.2%, 6-1-24	2,500	2,657,400

TOTAL MUNICIPAL BONDS - 100.00%		$636,607,239

(Cost: $604,866,143)

TOTAL INVESTMENT SECURITIES - 100.00%		$636,607,239

(Cost: $604,866,143)

Notes to Schedule of Investments

(A)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal Bond Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards ---------------------------------
Kristen A. Richards, Vice President and Secretary

Date March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann ---------------------------------
Henry J. Herrmann, President and Principal Executive Officer

Date March 1, 2005

By	/s/Theodore W. Howard ---------------------------------
Theodore W. Howard, Treasurer and Principal Financial Officer

Date March 1, 2005